Loans Receivable (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in allowance for loan losses and recorded investment in loans
Beginning balance	$ 6,537	$ 6,547	$ 6,027
Charge-offs	1,046	1,374	986
Recoveries	118	234	102
Provision	1,100	1,130	1,404
Ending Balance	6,709	6,537	6,547
Ending balance: individually evaluated for impairment	1,164	1,549
Ending balance: collectively evaluated for impairment	5,545	4,988
Loans Receivable:
Loans Receivable, Ending Balance	692,180	670,334
Ending balance: individually evaluated for impairment	15,904	15,603
Ending balance: collectively evaluated for impairment	676,276	654,731
Commercial [Member]
Changes in allowance for loan losses and recorded investment in loans
Beginning balance	384	784	864
Charge-offs	32	187	58
Recoveries		25	1
Provision	21		365
Reallocations	177	(238)	(388)
Ending Balance	550	384	784
Ending balance: individually evaluated for impairment		10
Ending balance: collectively evaluated for impairment	550	374
Loans Receivable:
Loans Receivable, Ending Balance	54,445	50,337
Ending balance: individually evaluated for impairment		63
Ending balance: collectively evaluated for impairment	54,445	50,274
Consumer [Member]
Changes in allowance for loan losses and recorded investment in loans
Beginning balance	1,045	1,125	1,093
Charge-offs	562	478	583
Recoveries	101	160	98
Provision	40	275	464
Reallocations	407	(37)	53
Ending Balance	1,031	1,045	1,125
Ending balance: individually evaluated for impairment	54	50
Ending balance: collectively evaluated for impairment	977	995
Loans Receivable:
Loans Receivable, Ending Balance	134,885	128,787
Ending balance: individually evaluated for impairment	327	153
Ending balance: collectively evaluated for impairment	134,558	128,634
Residential [Member]
Changes in allowance for loan losses and recorded investment in loans
Beginning balance	2,115	2,573	2,206
Charge-offs	289	709	177
Recoveries	17	49	3
Provision	954	655	225
Reallocations	(256)	(453)	316
Ending Balance	2,541	2,115	2,573
Ending balance: collectively evaluated for impairment	2,541	2,115
Loans Receivable:
Loans Receivable, Ending Balance	405,895	390,456
Ending balance: individually evaluated for impairment	2,163	1,364
Ending balance: collectively evaluated for impairment	403,732	389,092
Unallocated [Member]
Changes in allowance for loan losses and recorded investment in loans
Beginning balance	551	234	244
Provision		75
Reallocations	(39)	242	(10)
Ending Balance	512	551	234
Ending balance: collectively evaluated for impairment	512	551
Commercial Real Estate [Member]
Changes in allowance for loan losses and recorded investment in loans
Beginning balance	2,442	1,831	1,620
Charge-offs	163		168
Provision	85	125	350
Reallocations	(289)	486	29
Ending Balance	2,075	2,442	1,831
Ending balance: individually evaluated for impairment	1,110	1,489
Ending balance: collectively evaluated for impairment	965	953
Loans Receivable:
Loans Receivable, Ending Balance	96,955	100,754
Ending balance: individually evaluated for impairment	13,414	14,023
Ending balance: collectively evaluated for impairment	$ 83,541	$ 86,731